Provisions - Summary of tabular form of movement in provisions (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other provisions [line items]
Balance, January 1	$ 6,636	$ 10,549
Acquisition	8,579
Additions during the year	7,121	849
Amounts settled and released in the year	(3,669)	(4,681)
Currency translation effects	159	(81)
Balance, December 31	18,826	6,636
Warranty provision [member]
Disclosure of other provisions [line items]
Balance, January 1	6,636	10,549
Acquisition	5,888
Additions during the year	4,395	849
Amounts settled and released in the year	(3,669)	(4,681)
Currency translation effects	161	(81)
Balance, December 31	13,411	$ 6,636
Legal proceedings provision [member]
Disclosure of other provisions [line items]
Acquisition	2,691
Additions during the year	717
Amounts settled and released in the year	0
Currency translation effects	(2)
Balance, December 31	3,406
Restructuring provision [member]
Disclosure of other provisions [line items]
Additions during the year	2,009
Balance, December 31	$ 2,009